ACQUISITION OF SUBSIDIARIES	12 Months Ended
Aug. 31, 2022
Disclosure Of Detailed Information About Business Combination [Abstract]
Acquisition of Subsidiaries	ACQUISITION OF SUBSIDIARIES
i.Laurentian Organic Inc.
On December 21, 2021, the Company acquired 100% of the shares and voting interests of the non-listed Laurentian for $36,000, consisting of $10,000 in cash consideration, $7,000 on closing and $3,000 held back, with the remaining $26,000 in share consideration at the acquisition date. The Company has agreed to provide the seller additional share consideration based on Laurentian's future adjusted EBITDA over a period of two years. The acquisition of Laurentian is expected to enable the Company to penetrate a new product category and provides the Company with access to Laurentian's expertise in the hash manufacturing space. The acquisition is also expected to provide the Company with an increased share of the craft flower and hash market.

The Company elected not to apply the optional concentration test and, as such, carried out a detailed analysis of inputs, outputs and substantive processes. Included in the identifiable assets acquired and liabilities assumed at the date of acquisition of Laurentian are inputs (production equipment, manufacturing facility and a cultivation, processing and sales license), production processes and an organized workforce. The Company has determined that together the acquired inputs and processes significantly contribute to the ability to create revenue. The Company has concluded that the acquired set is a business.

Equity Instruments Issued
The fair value of the 10,896,442 Common Shares issued was $27,568, based on the TSX listed share price of $2.53 per share of the Company on closing of December 21, 2021. The number of Common Shares issued was calculated by dividing the total share consideration of $26,000, per the share purchase agreement, by the 5-day volume-weighted average TSX listed share price of the Company preceding the closing date of $2.39.

Acquisition Costs
The Company incurred acquisition-related costs of $1,039 on legal fees and due diligence. Of these costs $984 have been included in the statement of operations and comprehensive loss and $55 have been capitalized to share issuance costs.

Assets acquired and liabilities assumed
The following table summarizes management's recognition of the fair value of assets acquired and liabilities assumed at the date of acquisition:

FAIR VALUE ON ACQUISITION
Assets
Accounts receivable	$1,317
Biological assets	183
Inventories	2,266
Property, plant and equipment	4,481
Right-of-use assets	41
Intangible assets	14,217
Other	10
Total assets	$22,515

Liabilities
Bank indebtedness	$616
Accounts payable and accrued liabilities	3,615
Lease liability	41
Deferred income taxes	4,105
Total liabilities	$8,377
Total identifiable net assets at fair value	$14,138

Consideration transferred
Cash consideration	$10,000
Equity instruments (10,896,442 Common Shares)	27,568
Contingent share consideration	6,996
Working capital adjustments	(1,461)
$43,103

Goodwill arising on acquisition	$28,965

Goodwill arising from the acquisition represents the expected synergies, future income and growth and other intangibles that do not qualify for separate recognition. None of the goodwill recognized is expected to be deductible for tax purposes. The deferred tax liability mainly comprises the tax effect of the accelerated depreciation for tax purposes of tangible and intangible assets.

For the year ended August 31, 2022, Laurentian contributed $10,683 of gross revenue and net loss of $490, respectively to the consolidated results. If the acquisition had occurred on September 1, 2021, management estimates consolidated gross revenue of the Company would have been $215,654 and consolidated net loss would have been approximately $13,365 for the year ended August 31, 2022.

Contingent Share Consideration
The acquisition includes contingent share consideration as follows (all capitalized terms used below not otherwise defined herein have the respective meanings ascribed to them in the Company’s agreement to acquire Laurentian):

a) First Year Earnout calculated for the period January 1, 2022 to December 31, 2022, as the greater of (i) zero and (ii) the difference obtained when the sum of $2,000 and 50% of the agreed capital expenditures is subtracted from 30% of the First Year adjusted EBITDA Multiple, payable in Common Shares, provided that, the sum of the Initial Consideration and the First Year Earnout Amount shall not exceed the First Year adjusted EBITDA Multiple; and
b) Second Year Earnout calculated for the period January 1, 2023 to December 31, 2023, as 19% of the Second Year adjusted EBITDA Multiple less the remaining balance of the agreed capital expenditures, payable in Common Shares, provided that, the sum of the Initial Consideration, the First Year Earnout Amount and the Second Year Earnout Amount shall not exceed the Second Year EBITDA Multiple.

Earnout payments paid in Common Shares shall be priced based on the five-day volume-weighted average price of the Company’s Common Shares on the TSX as of the day prior to settlement. As at the acquisition date, the fair value of the contingent consideration was estimated to be $6,996. As at August 31, 2022, the contingent share consideration has been adjusted to $2,913, to reflect changes in estimates.

ii.The Edibles and Infusions Corporation
On April 6, 2021, the Company acquired 100% of the shares and voting interests of the non-listed EIC, including SUHM Investments Inc. and Quality Confections Corporation who collectively owned 100% of EIC for $22,000 of share consideration at the acquisition date. The Company has agreed to provide the seller additional share consideration of $13,000 should EIC achieve its milestones. On August 26, 2021, SUHM Investments Inc, Quality Confections Corporation and EIC amalgamated with the continuing entity being EIC. The fair value of the Common Shares issued was based on the TSX listed share price of the Company on closing of April 5, 2021 of $4.36 per share. The Company incurred acquisition-related costs of $620 on legal fees and due diligence. Of these costs $555 had been included in the statement of operations and comprehensive loss and $65 had been capitalized to share issuance costs.

The Company elected not to apply the optional concentration test and, as such, carried out a detailed analysis of inputs, outputs and substantive processes. Included in the identifiable assets acquired and liabilities assumed at the date of acquisition of EIC are inputs (production equipment, manufacturing facility and a standard research and processing license), production processes and an organized workforce. The Company has determined that together the acquired inputs and processes significantly contribute to the ability to create revenue. The Company has concluded that the acquired set is a business.

Assets acquired and liabilities assumed
The following table summarizes management's recognition of the fair value of assets acquired and liabilities assumed at the date of acquisition:

FAIR VALUE ON ACQUISITION
Assets
Property, plant and equipment	$11,828
Intangibles assets	2,685
Deposits on equipment	2,157
Other assets	28
Total assets	$16,698

Liabilities
Accounts payable and accrued liabilities	$2,047
Lease liability	1,742
Total liabilities	$3,789
Total identifiable net assets at fair value	$12,909

Consideration transferred
Equity instruments (5,045,873 common shares)	$22,000
Contingent share consideration	5,249
Working capital adjustment	(19)
$27,230

Goodwill arising on acquisition	$14,321

The net assets recognized in the August 31, 2021 financial statements were based on a provisional assessment of their fair value. The valuation had not been completed by the date on which the August 31, 2021 financial statements were approved for issue by the Board of Directors. During the year ended August 31, 2022, the Company finalized the acquisition accounting, which resulted in an increase to the ROU asset of $1,718, an increase to lease liabilities of $411 and a decrease to goodwill of $1,307. This measurement period adjustment resulted in $13,014 of total goodwill arising on the acquisition.

Lease liability
The Company measured the acquired lease liability using the present value of the remaining lease payments at the date of acquisition. The right-of-use asset was measured at an amount equal to the lease liabilities.

Goodwill
The goodwill is attributable to the skills and technical talent of EIC's work force and the synergies expected to be achieved from integrating EIC into the Company’s existing business. None of the goodwill recognized is expected to be deductible for tax purposes.

Contingent share consideration
The acquisition includes contingent share consideration based on various milestones as follows:

a) $3,500 to be paid in Common Shares upon the first listing of EIC or Organigram branded product (which was manufactured at the EIC facility) prior to December 31, 2021 in either the Ontario or Alberta recreational market. This was achieved in the year ended August 31, 2021 and settled subsequently on September 8, 2021.
b) $7,000 to be paid in Common Shares on the generation of $15 million in net revenue during the 12 months ended December 31, 2022.
c) $2,500 to be paid in Common Shares on the generation of $7 million in adjusted EBITDA for the 12 months ended December 31, 2022.

Milestone payments paid in Common Shares shall be priced based on the five-day volume-weighted average price of the Company’s Common Shares on the TSX as of the day prior to settlement.

As at the acquisition date, the fair value of the contingent consideration was estimated to be $5,249. During the year ended August 31, 2021, the contingent consideration was adjusted to $9,038 to reflect changes in estimates and subsequently on September 8, 2021, the Company issued 1,039,192 Common Shares as consideration on account of EIC's achievement of the first milestone. The Common Shares issued were based on the 5-day volume-weighted average TSX listed share price of the Company of $3.37 per share. As at August 31, 2022, the remaining contingent consideration was adjusted to $7,000 (August 31, 2021 -$9,038).